SCHEDULE OF FUTURE AMORTIZATION COSTS (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	¥ 20,946
2024	20,946
2025	20,946
2026	20,946
2027	20,946
Thereafter	89,631
Total	¥ 194,361	¥ 63,860